UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04700

The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2025

To Our Stockholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was 9.3%, compared with total returns of 6.2% and 4.6% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 14.2%. The Fund’s NAV per share was $5.41, while the price of the publicly traded shares closed at $5.82 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Top contributors during the first quarter of 2025 included Berkshire Hathaway (+17%), whose shares rose as markets slid. Chairman Warren Buffett has amassed a $334 billion cash pile, which may be deployed into public equities or whole companies at more advantageous prices. Rolls-Royce shares (+36%) gained as the company reported strong 2024 results, showing margin improvements from commercial optimization and cost efficiency, with 2025 guidance highlighting the strong operational momentum continuing. The company also reinstated dividends, having ceased them since 2020, while also announcing a £1 billion share buyback for 2025. Auto parts aftermarket retailer O’Reilly (+21%) gained as tariffs on automobiles may cause consumers to hold used cars longer, increasing demand for replacement parts. Waste collection leader Republic Services (+21%) gained as the company’s recurring revenue and pricing power positioned it to be able to withstand an economic slowdown and tariffs. Pest control leader Rollins (+17%) shares increased as its leading Orkin business was relatively unaffected by tariffs or a recession. The top detractors for the Fund included American Express (-9%), whose shares declined amid concerns of a slowdown in spending and travel due to economic weakness and concerns about tariffs. Modine (-34%) shares declined on concerns about a slowdown in the buildout of AI-focused data centers. Industrial components suppliers AMETEK (-4%) and IDEX (-13%) declined on concerns about how an economic slowdown may impact order and revenue growth; both companies are poised to take advantage of the current environment by leveraging M&A, which would be accretive to growth and earnings. Lastly, Curtiss-Wright (-11%) declined due to concerns about the growth outlook for its commercial nuclear OEM/aftermarket businesses and Small Modular Reactor opportunities.

The long-term global demand for aircraft and aircraft parts has been a focus of investment for many years. After some disruption related to safety issues and production challenges at Boeing, the sector has performed extremely well this year, with Curtiss-Wright Corp. (+54%), Rolls-Royce (+38%), and Crane (+24%) among the biggest contributors to second quarter returns. Building efficiency has been another fruitful theme, with Johnson Controls (+32%) and Watts Water Technologies (+21%) strong returns in Q2. Finally, long-time holding American Express (+19%) continued to reflect the resilience of the American consumer. After many quarters of outperformance, Berkshire Hathaway (-9%) was the largest detractor from Q2 returns, in part due to Warren Buffett’s announcement that he would step down as CEO at year’s end. UnitedHealth Group (-40%) declined sharply after experiencing cost pressures in its Medicare business and disclosing a government inquiry into its billing practices. Finally, several consumer staples names were a drag on performance: BellRing Brands (-22%) signaled that it expects inventory destocking with some key customers despite strong retail takeaway data; PepsiCo (-11%) is seeing a shift in consumer preferences away from sodas and salty snacks; and tariff uncertainty has so far prevented Spectrum Brands (-25%) from executing a sale.

Top contributors to the portfolio for the first half of 2025 included Rolls-Royce Holdings plc (2.1% of total investments as of June 30, 2025), Curtiss-Wright Corporation (2.0%), and Deere & Company (2.6%).

Detractors from performance included Diageo plc Sponsored ADR (0.7%), IDEX Corporation (0.9%), and UnitedHealth Group Incorporated (0.2%).

Thank you for your investment in The Gabelli Equity Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2025 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	30 Year	Since Inception (8/21/86)
The Gabelli Equity Trust Inc. (GAB)
NAV Total Return (b)	9.27%	17.41%	15.65%	9.68%	12.75%	9.70%	8.74%	10.06%	10.70%
Investment Total Return (c)	14.24	24.90	14.95	10.86	13.34	9.64	8.81	10.16	10.64
S&P 500 Index	6.20	15.16	16.64	13.65	14.86	10.73	7.98	10.47	10.95	(d)
Dow Jones Industrial Average	4.55	14.72	13.51	12.05	13.16	10.16	8.42	10.30	10.34

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.
(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2025:

The Gabelli Equity Trust Inc.

Financial Services	13.8%
Equipment and Supplies	8.0%
Food and Beverage	7.7%
Diversified Industrial	7.1%
Entertainment	5.0%
Automotive: Parts and Accessories	4.5%
Machinery	4.0%
Business Services	3.6%
Health Care	3.6%
Energy and Utilities	3.6%
Aerospace and Defense	3.3%
Environmental Services	3.1%
Retail	3.0%
Electronics	2.9%
Consumer Products	2.6%
Consumer Services	2.5%
Aviation: Parts and Services	2.3%
Building and Construction	2.2%
Telecommunications	2.0%
Broadcasting	1.8%
Computer Software and Services	1.8%
Hotels and Gaming	1.6%
Cable and Satellite	1.0%
Transportation	1.0%
Real Estate	1.0%
Automotive	0.9%
Wireless Communications	0.9%
Specialty Chemicals	0.9%
Metals and Mining	0.9%
U.S. Government Obligations	0.8%
Communications Equipment	0.7%
Closed-End Funds	0.5%
Publishing	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Agriculture	0.3%
Semiconductors	0.3%
Computer Hardware	0.1%
Industrials	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Financial Services — 13.8%
47,500	Aegon Ltd.	$263,943	$343,997
250	Affiliated Managers Group Inc.	38,704	49,192
5,945	Ally Financial Inc.	165,801	231,558
177,500	American Express Co.	19,216,508	56,618,950
8,750	Apollo Global Management Inc.	301,253	1,241,362
400	Arthur J. Gallagher & Co.	119,661	128,048
2,100	Axis Capital Holdings Ltd.	112,844	218,022
26,500	Banco Bilbao Vizcaya Argentaria SA	254,630	407,521
75,000	Banco Santander SA, ADR	545,875	622,500
36,000	Bank of America Corp.	1,383,353	1,703,520
86	Berkshire Hathaway Inc., Cl. A†	254,157	62,676,800
2,750	Berkshire Hathaway Inc., Cl. B†	5,436	1,335,868
39,000	Blackstone Inc.	4,852,194	5,833,620
167,500	Blue Owl Capital Inc.	3,088,847	3,217,675
1,370	Capital One Financial Corp.	168,416	291,481
15,000	Cipher Mining Inc.†	7,980	71,700
82,120	Citigroup Inc.	4,992,746	6,990,054
21,000	Commerzbank AG	245,728	662,456
28,245	Credit Agricole SA	346,498	534,502
5,000	Cullen/Frost Bankers Inc.	361,440	642,700
217,800	Dah Sing Banking Group Ltd.	198,143	252,206
128,800	Dah Sing Financial Holdings Ltd.	349,731	488,131
35,200	Daiwa Securities Group Inc.	158,929	250,425
30,000	Deutsche Bank AG	221,322	878,400
3,277	Diamond Hill Investment Group Inc.	530,334	476,181
125,000	DigitalBridge Group Inc.	1,321,805	1,293,750
56,800	E-L Financial Corp. Ltd.	434,635	673,633
3,000	EXOR NV	232,498	302,498
478	Farmers & Merchants Bank of Long Beach	2,425,850	2,638,560
7,326	First American Financial Corp.	418,600	449,743
227	First Citizens BancShares Inc., Cl. A	362,629	444,119
12,026	Flushing Financial Corp.	225,142	142,869
9,200,000	GAM Holding AG†	1,369,709	1,182,683
14,000	ING Groep NV	221,816	307,167
136,501	Interactive Brokers Group Inc., Cl. A	2,470,384	7,563,520
8,000	Intercontinental Exchange Inc.	953,137	1,467,760
63,450	Janus Henderson Group plc	1,862,854	2,464,398
Shares		Cost	Market Value
12,800	Japan Post Bank Co. Ltd.	$102,308	$138,217
78,400	Jefferies Financial Group Inc.	1,167,418	4,287,696
30,600	JPMorgan Chase & Co.	4,240,194	8,871,246
6,000	Julius Baer Group Ltd.	287,372	405,621
1,238,809	Just Group plc	1,617,732	2,251,397
27,200	Kinnevik AB, Cl. A	365,542	271,974
8,190	KKR & Co. Inc.	855,915	1,089,516
13,000	Loews Corp.	515,009	1,191,580
1,000	LPL Financial Holdings Inc.	238,242	374,970
45,200	Marsh & McLennan Companies Inc.	2,223,191	9,882,528
2,250	Moelis & Co., Cl. A	85,497	140,220
9,640	Moody’s Corp.	623,724	4,835,328
29,000	Morgan Stanley	1,499,161	4,084,940
45,535	NatWest Group plc	108,902	319,643
11,246	NN Group NV	480,640	747,408
6,000	Peapack-Gladstone Financial Corp.	218,158	169,500
40,000	Polar Capital Holdings plc	304,768	260,529
13,077	Prosus NV	487,240	731,230
3,500	Root Inc., Cl. A†	319,675	447,895
45,700	S&P Global Inc.	10,370,274	24,097,153
12,200	Shinhan Financial Group Co. Ltd., ADR	365,877	551,196
1,100	Silvercrest Asset Management Group Inc., Cl. A	21,087	17,446
4,523	Southern First Bancshares Inc.†	153,757	172,010
19,987	Standard Chartered plc	165,510	331,142
96,000	State Street Corp.	5,514,173	10,208,640
5,000	StoneCo Ltd., Cl. A†	59,193	80,200
58,500	T. Rowe Price Group Inc.	5,644,505	5,645,250
2,400	Texas Capital Bancshares Inc.†	175,178	190,560
120,600	The Bank of New York Mellon Corp.	4,494,861	10,987,866
4,800	The Goldman Sachs Group Inc.	1,228,347	3,397,200
20,000	The PNC Financial Services Group Inc.	3,803,955	3,728,400
13,750	The Westaim Corp.†	229,095	310,593
16,700	Truist Financial Corp.	275,355	717,933
16,750	TrustCo Bank Corp. NY	542,321	559,785
7,200	UniCredit SpA	253,946	482,667
37,500	W. R. Berkley Corp.	1,504,161	2,755,125
2,900	Webster Financial Corp.	138,536	158,340
106,000	Wells Fargo & Co.	3,424,816	8,492,720

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
25,348	Westwood Holdings Group Inc.	$320,532	$395,429
		104,909,699	278,878,662
	Equipment and Supplies — 8.0%
3,000	3M Co.	449,165	456,720
308,400	AMETEK Inc.	18,191,664	55,808,064
28,000	Amphenol Corp., Cl. A	12,928	2,765,000
10,000	Ardagh Group SA†	173,555	60,900
48,000	Ardagh Metal Packaging SA	197,947	205,440
281,000	Donaldson Co. Inc.	8,597,455	19,487,350
19,000	Federal Signal Corp.	1,591,310	2,021,980
164,300	Flowserve Corp.	6,950,694	8,601,105
36,000	Franklin Electric Co. Inc.	197,875	3,230,640
7,500	Hubbell Inc.	1,020,663	3,063,075
102,700	IDEX Corp.	13,066,172	18,031,039
20,000	Ilika plc†	36,630	10,981
15,525	Kimball Electronics Inc.†	300,998	298,546
170,000	Mueller Industries Inc.	2,220,586	13,509,900
59,000	Mueller Water Products Inc., Cl. A	664,292	1,418,360
8,000	Sealed Air Corp.	128,172	248,240
20,000	Tenaris SA, ADR	781,922	748,000
80,000	The Timken Co.	3,018,717	5,804,000
11,200	The Toro Co.	796,538	791,616
59,000	The Weir Group plc	248,266	2,016,560
89,500	Watts Water Technologies Inc., Cl. A	4,573,585	22,007,155
4,000	Xerox Holdings Corp.	33,873	21,080
		63,253,007	160,605,751
	Food and Beverage — 7.7%
6,000	Ajinomoto Co. Inc.	52,866	162,869
2,100	Anheuser-Busch InBev SA/NV	148,084	144,068
153,000	BellRing Brands Inc.†	7,066,942	8,863,290
90,800	Brown-Forman Corp., Cl. A	1,257,186	2,494,276
18,200	Constellation Brands Inc., Cl. A	228,268	2,960,776
25,000	Crimson Wine Group Ltd.†	128,738	137,500
171,500	Danone SA	8,247,377	14,011,998
5,000	Darling Ingredients Inc.†	171,240	189,700
800,000	Davide Campari-Milano NV	2,871,107	5,380,875
4,250	Diageo plc	191,897	106,641
140,000	Diageo plc, ADR	20,133,992	14,117,600
86,000	Farmer Brothers Co.†	438,266	117,820
90,000	Flowers Foods Inc.	490,089	1,438,200
85,500	Fomento Economico Mexicano SAB de CV, ADR	4,187,623	8,804,790
Shares		Cost	Market Value
1,670,000	Grupo Bimbo SAB de CV, Cl. A	$2,454,436	$4,658,147
3,500	Heineken Holding NV	277,388	260,769
42,550	Heineken NV	2,112,473	3,710,014
3,200	Ingredion Inc.	49,280	433,984
97,200	ITO EN Ltd.	2,235,019	2,204,473
54,900	Kerry Group plc, Cl. A	631,945	5,910,788
2,000	Kerry Group plc, Cl. A	194,664	220,866
8,000	Keurig Dr Pepper Inc.	265,812	264,480
9,550	LVMH Moet Hennessy Louis Vuitton SE	741,748	5,001,493
40,000	Maple Leaf Foods Inc.	765,492	833,339
62,000	Molson Coors Beverage Co., Cl. B	3,592,836	2,981,580
163,000	Mondelēz International Inc., Cl. A	7,520,935	10,992,720
28,000	Morinaga Milk Industry Co. Ltd.	299,202	629,395
20,000	Nestlé SA	1,361,295	1,987,019
140,000	Niagen Bioscience Inc.†	299,762	2,017,400
13,000	Nomad Foods Ltd.	302,793	220,870
87,000	PepsiCo Inc.	9,069,294	11,487,480
38,000	Pernod Ricard SA	3,097,275	3,786,874
37,000	Post Holdings Inc.†	2,492,348	4,034,110
40,000	Remy Cointreau SA	2,538,713	2,041,152
6,400	The Boston Beer Co. Inc., Cl. A†	1,971,031	1,221,184
158,500	The Campbell’s Company	6,515,575	4,858,025
60,000	The Coca-Cola Co.	2,359,978	4,245,000
10,000	The Hershey Co.	1,638,942	1,659,500
22,200	The J.M. Smucker Co.	2,408,748	2,180,040
109,500	The Kraft Heinz Co.	4,170,657	2,827,290
17,500	The Simply Good Foods Co.†	651,962	552,825
43,000	Tootsie Roll Industries Inc.	800,174	1,438,350
7,000	TreeHouse Foods Inc.†	273,236	135,940
40,000	Tyson Foods Inc., Cl. A	709,960	2,237,600
646,000	Yakult Honsha Co. Ltd.	9,257,758	12,168,154
		116,674,406	156,131,264
	Diversified Industrial — 7.1%
500	Agilent Technologies Inc.	57,295	59,005
412,000	Ampco-Pittsburgh Corp.†	972,467	1,219,520
41,500	AZZ Inc.	1,511,944	3,920,920
154,100	Crane Co.	5,559,860	29,262,049
710	Eaton Corp. plc	156,050	253,463
4,000	Esab Corp.	145,452	482,200
39,625	General Electric Co.	4,052,772	10,199,079
120,700	Greif Inc., Cl. A	2,633,247	7,844,293
12,000	Greif Inc., Cl. B	731,088	828,120
18,100	Griffon Corp.	360,226	1,309,897
7,500	GXO Logistics Inc.†	278,248	365,250

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
109,000	Honeywell International Inc.	$18,247,970	$25,383,920
12,500	Huntsman Corp.	130,731	130,250
28,000	Ingersoll Rand Inc.	221,802	2,329,040
95,000	ITT Inc.	3,742,243	14,898,850
24,500	Kennametal Inc.	620,589	562,520
50,000	Myers Industries Inc.	818,952	724,500
18,500	nVent Electric plc	198,662	1,355,125
101,000	Park-Ohio Holdings Corp.	1,399,300	1,803,860
9,454	Proto Labs Inc.†	403,600	378,538
20,000	PureCycle Technologies Inc.†	184,200	274,000
315	Rheinmetall AG	58,532	666,785
500	Roper Technologies Inc.	137,938	283,420
900	Siemens AG	176,879	230,743
9,000	Smiths Group plc	228,406	277,467
5,250	Societe Generale SA	139,068	300,245
388,500	Steel Partners Holdings LP†	2,576,055	15,365,175
15,307	Stratasys Ltd.†	155,239	175,571
10,500	Sulzer AG	544,524	1,895,015
73,000	Textron Inc.	3,976,408	5,861,170
4,000	The Eastern Co.	87,239	91,280
300	The Sherwin-Williams Co.	108,142	103,008
100,000	Toray Industries Inc.	771,663	685,948
19,200	Trane Technologies plc	504,220	8,398,272
81,615	Tredegar Corp.†	634,551	718,212
84,000	Trinity Industries Inc.	1,339,455	2,268,840
3,800	Valmont Industries Inc.	872,357	1,240,966
1,000	VeriSign Inc.	209,421	288,800
		54,946,795	142,435,316
	Entertainment — 5.0%
113,000	Atlanta Braves Holdings Inc., Cl. A†	3,304,287	5,560,730
265,862	Atlanta Braves Holdings Inc., Cl. C†	7,712,054	12,434,366
10,000	Charter Communications Inc., Cl. A†	3,399,560	4,088,100
6,500	FactSet Research Systems Inc.	3,007,791	2,907,320
90,000	Genting Singapore Ltd.	74,910	50,609
1,650,000	Grupo Televisa SAB, ADR	6,207,961	3,613,500
115,000	International Game Technology plc	2,582,637	1,818,150
14,573	Liberty Media Corp.-Liberty Live, Cl. A†	371,134	1,158,262
61,927	Liberty Media Corp.-Liberty Live, Cl. C†	2,850,264	5,025,995
15,000	Lionsgate Studios Corp.†	101,299	87,150
114,974	Madison Square Garden Entertainment Corp.†	2,973,046	4,595,511
Shares		Cost	Market Value
94,767	Madison Square Garden Sports Corp.†	$8,921,996	$19,801,565
1,850	Netflix Inc.†	893,306	2,477,390
383,000	Ollamani SAB†	1,138,438	1,020,544
355,200	Paramount Global, Cl. A	10,363,820	8,151,840
153,974	Sphere Entertainment Co.†	4,111,736	6,436,113
80	Spotify Technology SA†	55,899	61,387
1,000	Starz Entertainment Corp.†	7,625	16,070
11,000	Take-Two Interactive Software Inc.†	1,371,970	2,671,350
40,000	TBS Holdings Inc.	796,181	1,405,507
64,200	The Walt Disney Co.	7,490,222	7,961,442
8,000	TKO Group Holdings Inc.	710,011	1,455,600
58,000	Universal Entertainment Corp.†	695,590	391,084
764,000	Vivendi SE	2,192,970	2,635,965
362,750	Warner Bros Discovery Inc.†	5,985,671	4,157,115
		77,320,378	99,982,665
	Automotive: Parts and Accessories — 4.5%
7,500	Aptiv plc†	433,044	511,650
2,500	Atmus Filtration Technologies Inc.	48,750	91,050
74,000	BorgWarner Inc.	3,226,299	2,477,520
391,900	Dana Inc.	4,174,806	6,721,085
350,000	Dowlais Group plc	453,576	319,965
13,585	Ducommun Inc.†	842,219	1,122,529
210,000	Garrett Motion Inc.	1,612,699	2,207,100
160,000	Genuine Parts Co.	12,872,981	19,409,600
138,100	Modine Manufacturing Co.†	1,756,339	13,602,850
441,250	O’Reilly Automotive Inc.†	19,883,786	39,769,862
9,200	Phinia Inc.	301,366	409,308
105,000	Standard Motor Products Inc.	1,181,521	3,225,600
27,600	Strattec Security Corp.†	1,006,088	1,716,996
98,000	Superior Industries International Inc.†	211,189	13,366
		48,004,663	91,598,481
	Machinery — 4.0%
24,200	Astec Industries Inc.	826,373	1,008,898
12,800	Caterpillar Inc.	86,323	4,969,088
455,000	CNH Industrial NV	5,171,994	5,896,800
101,300	Deere & Co.	6,031,308	51,510,037
6,688	Regal Rexnord Corp.	315,782	969,492
127,500	Xylem Inc.	9,677,083	16,493,400
		22,108,863	80,847,715
	Business Services — 3.6%
8,000	Allegion plc	146,679	1,152,960
470,000	Clear Channel Outdoor Holdings Inc.†	837,943	549,900

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
2,500	Edenred SE	$32,846	$77,421
1,019,000	Havas NV	2,021,757	1,750,083
16,000	Jardine Matheson Holdings Ltd.	534,478	768,960
11,000	Lamar Advertising Co., Cl. A, REIT	871,529	1,334,960
96,030	Mastercard Inc., Cl. A	27,462,711	53,963,098
120,000	Paysafe Ltd.†	1,878,552	1,514,400
10,000	Pitney Bowes Inc.	35,949	109,100
147,500	Resideo Technologies Inc.†	2,106,657	3,253,850
12,000	The Brink’s Co.	768,257	1,071,480
62,000	The Interpublic Group of Companies Inc.	1,260,415	1,517,760
29,000	UL Solutions Inc., Cl. A	1,008,315	2,112,940
12,100	Visa Inc., Cl. A	133,100	4,296,105
		39,099,188	73,473,017
	Health Care — 3.6%
563	AbbVie Inc.	75,490	104,504
14,000	Alcon AG	511,183	1,235,920
24,500	Amgen Inc.	2,423,576	6,840,645
12,000	Bausch + Lomb Corp.†	201,680	156,120
24,000	Baxter International Inc.	796,615	726,720
2,000	Becton Dickinson & Co.	437,201	344,500
7,000	Biogen Inc.†	1,960,489	879,130
21,500	BioMarin Pharmaceutical Inc.†	1,401,024	1,181,855
2,000	Bio-Rad Laboratories Inc., Cl. A†	660,416	482,640
64,900	Boston Scientific Corp.†	2,209,180	6,970,909
750	Bridgebio Pharma Inc.†	29,719	32,385
82,000	Bristol-Myers Squibb Co.	4,642,045	3,795,780
6,310	Cencora Inc.	510,499	1,892,054
1,000	Chemed Corp.	520,135	486,930
12,000	CVS Group plc	252,909	205,898
238,000	Demant A/S†	2,170,860	9,927,705
470	Eli Lilly & Co.	168,038	366,379
2,000	Enovis Corp.†	86,035	62,720
13,800	Evolent Health Inc., Cl. A†	243,694	155,388
10,650	Exact Sciences Corp.†	487,249	565,941
3,100	Fresenius SE & Co. KGaA	148,756	155,852
1,390	Gerresheimer AG	150,196	78,396
2,800	Gilead Sciences Inc.	209,116	310,436
3,000	Glaukos Corp.†	142,524	309,870
25,000	Haleon plc	105,477	128,480
100	HCA Healthcare Inc.	26,201	38,310
59,000	Henry Schein Inc.†	2,501,687	4,309,950
5,597	Incyte Corp.†	362,382	381,156
9,360	Indivior plc†	28,408	139,272
555	Intuitive Surgical Inc.†	141,888	301,593
Shares		Cost	Market Value
23,900	Johnson & Johnson	$2,589,930	$3,650,725
69,000	Merck & Co. Inc.	5,182,057	5,462,040
69,400	Novartis AG, ADR	3,408,303	8,398,094
35,000	Option Care Health Inc.†	347,670	1,136,800
31,500	Perrigo Co. plc	1,100,898	841,680
21,500	Pfizer Inc.	629,934	521,160
7,500	QuidelOrtho Corp.†	230,319	216,150
400	Roche Holding AG, Genusschein	115,039	130,267
15,500	Sandoz Group AG, ADR	218,317	847,307
2,100	Sanofi SA	205,102	203,362
9,750	Smith & Nephew plc	135,687	148,957
350	Soleno Therapeutics Inc.†	28,357	29,323
690	Stryker Corp.	244,693	272,985
335	Tenet Healthcare Corp.†	52,630	58,960
1,400	Teva Pharmaceutical Industries Ltd., ADR†	19,824	23,464
2,000	The Cigna Group	426,594	661,160
15,700	Tristel plc	120,482	88,357
12,825	UnitedHealth Group Inc.	3,248,315	4,001,015
11,996	Valeritas Holdings Inc.†(a)	56,778	0
80	Vertex Pharmaceuticals Inc.†	37,233	35,616
4,000	Waters Corp.†	495,911	1,396,160
1,600	Waystar Holding Corp.†	54,627	65,392
13,000	Zimmer Biomet Holdings Inc.	1,431,265	1,185,730
20,000	Zimvie Inc.†	176,128	187,000
5,500	Zoetis Inc.	203,297	857,725
608	Zosano Pharma Corp.†(a)	87,212	0
		44,451,274	72,986,867
	Energy and Utilities — 3.6%
49,500	APA Corp.	1,531,341	905,355
40,000	Baker Hughes Co.	1,130,735	1,533,600
21,000	BP plc, ADR	836,584	628,530
16,000	CMS Energy Corp.	51,030	1,108,480
155,600	ConocoPhillips	7,485,885	13,963,544
98,400	Enbridge Inc.	2,488,608	4,459,488
71,000	Energy Transfer LP	646,737	1,287,230
61,000	Enterprise Products Partners LP	686,625	1,891,610
19,000	Essential Utilities Inc.	677,172	705,660
32,500	Evergy Inc.	1,873,775	2,240,225
19,200	Eversource Energy	1,599,119	1,221,504
38,600	Exxon Mobil Corp.	1,621,200	4,161,080
1,375	GE Vernova Inc.	52,199	727,581
218,000	Halliburton Co.	6,144,508	4,442,840
20,000	Kimbell Royalty Partners LP	263,762	279,200
12,500	Kinder Morgan Inc.	117,668	367,500
7,200	Marathon Petroleum Corp.	362,369	1,195,992
117,200	National Fuel Gas Co.	5,971,732	9,928,012

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
50,000	New Fortress Energy Inc.	$201,275	$166,000
63,000	NextEra Energy Inc.	4,633,030	4,373,460
4,000	Niko Resources Ltd.†(a)	55,327	0
2,779	Noble Corp. plc	101,044	73,782
18,000	NOV Inc.	331,381	223,740
5,000	Occidental Petroleum Corp.	270,697	210,050
35,000	Oceaneering International Inc.†	442,873	725,200
9,000	Phillips 66	661,909	1,073,700
35,000	Portland General Electric Co.	1,634,177	1,422,050
45,000	RPC Inc.	156,349	212,850
116,500	Schlumberger NV	5,440,318	3,937,700
2,500	Sempra	177,944	189,425
2,450	Severn Trent plc	78,246	91,944
17,000	Southwest Gas Holdings Inc.	598,635	1,264,630
96,000	The AES Corp.	1,248,553	1,009,920
27,500	TXNM Energy Inc.	997,745	1,548,800
46,000	UGI Corp.	1,344,480	1,675,320
94,000	Venture Global Inc., Cl. A	2,312,691	1,464,520
31,950	Vitesse Energy Inc.	467,707	705,776
3,300	Weatherford International plc	179,287	166,023
134,000	XPLR Infrastructure LP	1,871,442	1,098,800
		56,746,159	72,681,121
	Aerospace and Defense — 3.3%
1,000	Airbus SE	145,622	208,804
10,000	Avio SpA	164,576	278,585
1,000	Embraer SA, ADR	26,040	56,910
5,000	Hexcel Corp.	319,750	282,450
1,315	Howmet Aerospace Inc.	69,764	244,761
10,000	Innovative Solutions and Support Inc.†	100,359	138,800
200	Karman Holdings Inc.†	4,400	10,074
12,000	Kratos Defense & Security Solutions Inc.†	222,321	557,400
8,000	L3Harris Technologies Inc.	1,298,452	2,006,720
1,200	Lockheed Martin Corp.	551,452	555,768
17,300	Northrop Grumman Corp.	2,190,825	8,649,654
3,255,666	Rolls-Royce Holdings plc	6,369,705	43,240,979
1,000	RTX Corp.	80,483	146,020
1,100	Thales SA	144,294	323,418
48,900	The Boeing Co.†	8,256,829	10,246,017
7,500	Triumph Group Inc.†	110,351	193,125
		20,055,223	67,139,485
	Environmental Services — 3.1%
30,000	Pentair plc	699,890	3,079,800
174,200	Republic Services Inc.	14,923,329	42,959,462
Shares		Cost	Market Value
15,620	Veolia Environnement SA	$434,070	$556,587
69,000	Waste Management Inc.	6,362,228	15,788,580
29,000	Zurn Elkay Water Solutions Corp.	304,544	1,060,530
		22,724,061	63,444,959
	Retail — 3.0%
197,500	Arko Corp.	1,194,727	835,425
34,750	AutoNation Inc.†	1,649,876	6,903,088
50,500	BBB Foods Inc., Cl. A†	1,087,122	1,401,880
6,500	CarMax Inc.†	437,675	436,865
7,000	Casey’s General Stores Inc.	1,151,635	3,571,890
3,500	Chipotle Mexican Grill Inc.†	106,108	196,525
9,500	Copart Inc.†	262,002	466,165
27,360	Costco Wholesale Corp.	3,831,682	27,084,758
60,200	CVS Health Corp.	4,408,431	4,152,596
11,000	Lowe’s Companies Inc.	1,656,983	2,440,570
95,000	Macy’s Inc.	1,721,950	1,107,700
19,500	Sally Beauty Holdings Inc.†	190,214	180,570
5,500	Shake Shack Inc., Cl. A†	232,301	773,300
90,250	The Wendy’s Co.	1,929,443	1,030,655
30,000	Walgreens Boots Alliance Inc.	496,238	344,400
90,000	Walmart Inc.	1,638,025	8,800,200
		21,994,412	59,726,587
	Electronics — 2.9%
30,000	Arlo Technologies Inc.†	165,385	508,800
3,400	Bel Fuse Inc., Cl. A	30,838	305,490
3,064	Bel Fuse Inc., Cl. B	49,093	299,322
2,000	CTS Corp.	72,180	85,220
5,000	Flex Ltd.†	66,363	249,600
40,000	Hitachi Ltd., ADR	287,076	1,162,400
121,500	Intel Corp.	3,318,771	2,721,600
35,161	Koninklijke Philips NV	177,225	843,161
1,300	Mettler-Toledo International Inc.†	195,442	1,527,136
175,000	Mirion Technologies Inc.†	1,524,521	3,767,750
141,245	Sony Group Corp., ADR	2,233,142	3,676,607
32,700	TE Connectivity plc	1,289,872	5,515,509
175,104	Texas Instruments Inc.	15,710,215	36,355,093
1,000	Universal Display Corp.	145,615	154,460
6,650	WESCO International Inc.	1,202,303	1,231,580
		26,468,041	58,403,728
	Consumer Products — 2.6%
34,180	American Outdoor Brands Inc.†	542,332	357,181
12,500	Christian Dior SE	454,461	6,251,970
26,000	Church & Dwight Co. Inc.	424,362	2,498,860
132,000	Edgewell Personal Care Co.	4,242,551	3,090,120
86,000	Energizer Holdings Inc.	2,804,853	1,733,760
35,500	Essity AB, Cl. B	541,915	983,099

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
2,000	Givaudan SA	$1,469,293	$9,681,769
54,000	Hanesbrands Inc.†	483,531	247,320
17,300	Harley-Davidson Inc.	803,696	408,280
1,170	Hermes International SCA	409,960	3,168,485
4,000	Johnson Outdoors Inc., Cl. A	311,029	121,080
25,000	Mattel Inc.†	342,596	493,000
13,000	National Presto Industries Inc.	700,676	1,273,480
24,000	Oil-Dri Corp. of America	245,929	1,415,760
50,000	Philip Morris International Inc.	5,054,043	9,106,500
49,500	Reckitt Benckiser Group plc	1,648,837	3,366,733
60,000	Spectrum Brands Holdings Inc.	4,954,109	3,180,000
27,600	Svenska Cellulosa AB SCA, Cl. B	73,685	358,824
42,500	The Estee Lauder Companies Inc., Cl. A	3,085,783	3,434,000
4,280	Unilever plc	250,170	259,966
4,200	Zalando SE†	261,876	138,280
		29,105,687	51,568,467
	Consumer Services — 2.5%
5,900	Amazon.com Inc.†	915,876	1,294,401
18,378	Angi Inc.†	311,357	280,448
52,000	API Group Corp.†	1,953,535	2,654,600
393,500	Bollore SE	2,285,870	2,470,579
2,000	Deutsche Post AG	101,199	92,375
34,500	IAC Inc.†	1,440,470	1,288,230
64,300	Matthews International Corp., Cl. A	1,753,316	1,537,413
720,000	Rollins Inc.	9,918,709	40,622,400
3,200	Travel + Leisure Co.	104,020	165,152
		18,784,352	50,405,598
	Aviation: Parts and Services — 2.3%
4,000	AAR Corp.†	231,787	275,160
25,000	Astronics Corp.†	231,096	837,000
83,000	Curtiss-Wright Corp.	6,235,339	40,549,650
4,000	JBT Marel Corp.	425,811	481,040
98,500	Spirit AeroSystems Holdings Inc., Cl. A†	3,383,193	3,757,775
		10,507,226	45,900,625
	Building and Construction — 2.2%
6,000	AAON Inc.	499,475	442,500
3,500	Amrize Ltd.†	187,331	173,425
12,000	Amrize Ltd., Toronto†	652,210	598,601
27,500	Arcosa Inc.	830,805	2,384,525
7,900	Ashtead Group plc	450,720	506,303
Shares		Cost	Market Value
18,000	Assa Abloy AB, Cl. B	$310,378	$561,638
51,900	Canfor Corp.†	813,671	538,914
3,000	Carrier Global Corp.	165,981	219,570
2,700	CRH plc	266,411	247,860
2,500	D.R. Horton Inc.	391,779	322,300
43,000	Fortune Brands Innovations Inc.	1,935,732	2,213,640
35,400	Gencor Industries Inc.†	409,525	495,600
70,750	Herc Holdings Inc.	4,874,285	9,317,068
10,000	Holcim AG	607,284	742,328
35,200	Ibstock plc	100,002	70,640
158,500	Johnson Controls International plc	7,514,544	16,740,770
30,000	Knife River Corp.†	1,327,316	2,449,200
9,900	Lennar Corp., Cl. B	1,489,027	1,041,975
25,000	Masterbrand Inc.†	409,280	273,250
12,000	Sika AG	1,556,815	3,257,672
2,500	Toll Brothers Inc.	307,283	285,325
3,000	Vulcan Materials Co.	484,932	782,460
		25,584,786	43,665,564
	Telecommunications — 2.0%
100,000	America Movil SAB de CV, ADR	713,533	1,794,000
8,200	AT&T Inc.	148,158	237,308
70,000	ATN International Inc.	1,243,751	1,137,500
54,000	BCE Inc.	1,792,222	1,197,180
750,000	BT Group plc, Cl. A	3,030,351	1,994,632
7,040,836	Cable & Wireless Jamaica Ltd.†(a)	128,658	12,718
6,000	Cisco Systems Inc.	283,739	416,280
8,000	Deutsche Telekom AG	145,238	291,849
125,000	Deutsche Telekom AG, ADR	2,029,153	4,573,750
51,000	GCI Liberty Inc., Escrow†(a)	0	0
36,000	Hellenic Telecommunications Organization SA	452,922	684,436
15,000	Hellenic Telecommunications Organization SA, ADR	91,063	144,750
26,000	Iridium Communications Inc.	621,604	784,420
264,732	Koninklijke KPN NV	448,166	1,289,775
130,045	Liberty Global Ltd., Cl. A†	1,268,507	1,301,750
163,064	Liberty Global Ltd., Cl. C†	2,095,815	1,681,190
1,100,000	NII Holdings Inc., Escrow†	374,000	385,000
85,312	Sunrise Communications AG, Cl. A	4,485,814	4,808,309
21,000	Telecom Argentina SA, ADR	127,554	185,430
400,000	Telecom Italia SpA†	117,048	197,236
70,000	Telefonica Brasil SA, ADR	726,827	798,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
285,000	Telefonica SA, ADR	$3,363,202	$1,490,550
298,200	Telephone and Data Systems Inc.	11,035,106	10,609,956
50,000	TELUS Corp.	233,734	803,011
46,075	TIM SA, ADR	352,294	926,568
3,040	VEON Ltd., ADR†	133,023	140,053
46,500	Verizon Communications Inc.	2,046,418	2,012,055
174,000	Vodafone Group plc	300,315	185,771
98,000	Vodafone Group plc, ADR	1,286,705	1,044,680
		39,074,920	41,128,157
	Broadcasting — 1.8%
289,000	Canal+ SA	1,253,344	903,673
2,000	Cogeco Inc.	39,014	98,741
20,000	Corus Entertainment Inc., OTC, Cl. B†	34,239	1,544
87,400	Fox Corp., Cl. A	3,610,006	4,897,896
94,000	Fox Corp., Cl. B	3,519,419	4,853,220
16,000	Gray Media Inc.	14,422	72,480
16,750	Liberty Broadband Corp., Cl. A†	593,799	1,638,485
57,500	Liberty Broadband Corp., Cl. C†	3,668,957	5,656,850
37,750	Liberty Media Corp.-Liberty Formula One, Cl. A†	1,299,309	3,584,740
36,250	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,007,233	3,788,125
17,500	Nexstar Media Group Inc.	1,450,842	3,026,625
96,000	Sinclair Inc.	2,024,774	1,326,720
143,974	Sirius XM Holdings Inc.	3,801,867	3,307,083
179,000	TEGNA Inc.	2,800,805	3,000,040
60,000	Television Broadcasts Ltd.†	186,904	26,522
		25,304,934	36,182,744
	Computer Software and Services — 1.8%
20,000	3D Systems Corp.†	175,400	30,800
1,000	Akamai Technologies Inc.†	78,920	79,760
4,000	Alphabet Inc., Cl. A	700,368	704,920
30,230	Alphabet Inc., Cl. C	4,687,804	5,362,500
1,500	Backblaze Inc., Cl. A†	7,050	8,250
1,250	Capgemini SE	195,334	213,577
1,600	Check Point Software Technologies Ltd.†	185,221	354,000
270	CrowdStrike Holdings Inc., Cl. A†	40,904	137,514
4,866	Edgio Inc.†	91,631	1
15,500	Fiserv Inc.†	2,208,607	2,672,355
2,000	Fortinet Inc.†	102,749	211,440
90,000	Hewlett Packard Enterprise Co.	1,419,613	1,840,500
Shares		Cost	Market Value
20,000	I3 Verticals Inc., Cl. A†	$408,769	$549,600
270	Intuit Inc.	107,508	212,660
8,054	Kyndryl Holdings Inc.†	180,978	337,946
11,955	Meta Platforms Inc., Cl. A	5,803,152	8,823,866
4,000	Micron Technology Inc.	303,008	493,000
4,670	Microsoft Corp.	1,271,256	2,322,905
12,000	MKS Inc.	1,151,222	1,192,320
25,000	Movella Holdings Inc.†	41,375	100
30,400	N-able Inc.†	415,905	246,240
7,065	NVIDIA Corp.	139,154	1,116,199
1,390	Oracle Corp.	256,415	303,896
145,000	Oxford Metrics plc	180,280	99,517
30,000	PAR Technology Corp.†	960,385	2,081,100
4,700	PSI Software SE†	156,151	168,859
16,150	Rockwell Automation Inc.	767,020	5,364,545
550	Salesforce Inc.	140,491	149,979
251	ServiceNow Inc.†	131,844	258,048
2,600	Temenos AG	254,388	185,960
4,500	Unity Software Inc.†	133,604	108,900
20,800	Vimeo Inc.†	116,351	84,032
		22,812,857	35,715,289
	Hotels and Gaming — 1.6%
14,500	Accor SA	501,021	757,169
23,000	Better Collective A/S†	332,985	318,712
74,100	Caesars Entertainment Inc.†	2,536,439	2,103,699
179,500	Entain plc	2,406,166	2,219,980
4,250	Flutter Entertainment plc†	654,230	1,204,088
20,000	Genius Sports Ltd.†	80,415	208,000
6,500	Hyatt Hotels Corp., Cl. A	213,897	907,725
44,000	Inspired Entertainment Inc.†	390,871	359,480
7,000	Las Vegas Sands Corp.	269,283	304,570
3,938,500	Mandarin Oriental International Ltd.	6,886,263	7,522,535
5,500	Marriott International Inc., Cl. A	1,230,496	1,502,655
70,000	MGM China Holdings Ltd.	137,917	114,854
76,400	MGM Resorts International†	2,096,393	2,627,396
6,000	Penn Entertainment Inc.†	141,532	107,220
105,700	Ryman Hospitality Properties Inc., REIT	5,033,435	10,429,419
40,000	Super Group SGHC Ltd.	130,470	438,800
200,000	The Hongkong & Shanghai Hotels Ltd.†	155,450	140,128
4,000	Wyndham Hotels & Resorts Inc.	152,872	324,840
13,100	Wynn Resorts Ltd.	1,071,438	1,227,077
		24,421,573	32,818,347
	Cable and Satellite — 1.0%
151,480	Comcast Corp., Cl. A	6,101,426	5,406,321

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
120,000	EchoStar Corp., Cl. A†	$2,900,251	$3,324,000
155,000	Liberty Latin America Ltd., Cl. A†	1,423,831	945,500
349,000	Rogers Communications Inc., Cl. B	9,766,428	10,351,340
		20,191,936	20,027,161
	Transportation — 1.0%
15,500	Ferrari Group plc	139,078	163,229
1,000	FTAI Infrastructure Inc.	2,940	6,170
127,700	GATX Corp.	4,896,869	19,609,612
500	Union Pacific Corp.	116,608	115,040
		5,155,495	19,894,051
	Real Estate — 1.0%
16,750	American Tower Corp., REIT	3,120,885	3,702,085
28,500	Blackstone Mortgage Trust Inc., Cl. A, REIT	450,177	548,625
8,000	Bresler & Reiner Inc.†(a)	162	200
60,000	Franklin BSP Realty Trust Inc., REIT	688,112	641,400
10,000	Gaming and Leisure Properties Inc., REIT	165,195	466,800
5,000	Howard Hughes Holdings Inc.†	343,169	337,500
1,500	Millrose Properties Inc.	16,590	42,765
15,000	Millrose Properties Inc., REIT	392,661	427,650
17,260	Rayonier Inc., REIT	274,799	382,827
56,000	Seritage Growth Properties, Cl. A†	613,543	172,480
1,000	Simon Property Group Inc., REIT	103,113	160,760
32,000	Tejon Ranch Co.†	555,174	542,720
232,500	The St. Joe Co.	4,081,639	11,090,250
20,000	VICI Properties Inc., REIT	215,182	652,000
9,000	Weyerhaeuser Co., REIT	223,925	231,210
		11,244,326	19,399,272
	Automotive — 0.9%
19,750	Daimler Truck Holding AG	626,330	934,535
7,500	Daimler Truck Holding AG, ADR	140,250	178,050
17,300	General Motors Co.	848,608	851,333
186,900	Iveco Group NV	1,510,267	3,676,653
9,350	Mercedes-Benz Group AG	569,648	547,277
103,000	PACCAR Inc.	1,422,884	9,791,180
90,000	Piaggio & C SpA	264,129	199,309
15,000	Stellantis NV	178,730	150,450
3,575	Toyota Motor Corp., ADR	641,212	615,830
Shares		Cost	Market Value
52,000	Traton SE	$1,008,706	$1,685,694
		7,210,764	18,630,311
	Wireless Communications — 0.9%
15,000	Anterix Inc.†	542,877	384,750
74,500	Millicom International Cellular SA	1,660,002	2,791,515
105,000	Operadora De Sites Mexicanos SAB de CV	125,620	95,350
30,800	T-Mobile US Inc.	3,515,981	7,338,408
121,000	United States Cellular Corp.†	4,963,783	7,740,370
		10,808,263	18,350,393
	Specialty Chemicals — 0.9%
8,000	AdvanSix Inc.	96,571	190,000
3,000	DSM-Firmenich AG	426,963	318,965
33,000	DuPont de Nemours Inc.	1,884,706	2,263,470
5,000	FMC Corp.	284,562	208,750
15,000	H.B. Fuller Co.	626,362	902,250
29,000	International Flavors & Fragrances Inc.	2,787,061	2,132,950
2,800	Johnson Matthey plc	100,870	66,722
23,300	Rogers Corp.†	2,041,966	1,595,584
102,500	Sensient Technologies Corp.	5,305,404	10,098,300
13,000	SGL Carbon SE†	60,439	53,597
25,000	Treatt plc	167,094	89,050
		13,781,998	17,919,638
	Metals and Mining — 0.9%
31,500	Agnico Eagle Mines Ltd.	1,228,776	3,746,295
200	Alliance Resource Partners LP	169	5,228
36,000	Barrick Mining Corp.	1,054,080	749,520
28,000	Cleveland-Cliffs Inc.†	282,779	212,800
107,000	Freeport-McMoRan Inc.	3,842,446	4,638,450
2,000	Materion Corp.	45,360	158,740
60,000	Metallus Inc.†	799,507	924,600
50,000	New Hope Corp. Ltd.	67,580	121,758
117,000	Newmont Corp.	5,163,869	6,816,420
10,000	Vale SA, ADR	81,899	97,100
		12,566,465	17,470,911
	Communications Equipment — 0.7%
8,440	Apple Inc.	1,455,144	1,731,635
11,000	Arista Networks Inc.†	825,835	1,125,410
163,000	Corning Inc.	4,352,844	8,572,170
30,000	Harmonic Inc.†	303,263	284,100
1,750	Motorola Solutions Inc.	448,910	735,805
4,500	QUALCOMM Inc.	586,737	716,670
33,000	Telesat Corp.†	443,842	806,520
		8,416,575	13,972,310

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Publishing — 0.4%
1,400	Graham Holdings Co., Cl. B	$698,214	$1,324,638
324,000	Louis Hachette Group	481,539	663,509
90,000	News Corp., Cl. A	1,406,124	2,674,800
82,000	News Corp., Cl. B	1,154,992	2,813,420
53,000	The E.W. Scripps Co., Cl. A†	469,542	155,820
		4,210,411	7,632,187
	Manufactured Housing and Recreational Vehicles — 0.3%
540	Cavco Industries Inc.†	100,307	234,592
38,500	Champion Homes Inc.†	493,634	2,410,485
11,344	Legacy Housing Corp.†	184,810	257,055
5,000	Martin Marietta Materials Inc.	106,125	2,744,800
48,123	Nobility Homes Inc.	853,655	1,359,475
		1,738,531	7,006,407
	Agriculture — 0.3%
100,000	Archer-Daniels-Midland Co.	5,279,922	5,278,000
49,000	Limoneira Co.	876,988	766,850
6,500	The Mosaic Co.	341,264	237,120
		6,498,174	6,281,970
	Semiconductors — 0.3%
8,000	Advanced Micro Devices Inc.†	993,274	1,135,200
3,000	Applied Materials Inc.	412,237	549,210
415	ASML Holding NV	259,359	332,577
1,200	Axcelis Technologies Inc.†	75,109	83,628
6,650	Broadcom Inc.	877,432	1,833,073
2,000	GLOBALFOUNDRIES Inc.†	76,300	76,400
200	Hensoldt AG	21,775	22,946
2,000	Lam Research Corp.	93,001	194,680
3,000	nLight Inc.†	34,710	59,040
2,700	NXP Semiconductors NV	494,390	589,923
23,758	SkyWater Technology Inc.†	176,884	233,779
3,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	421,995	679,470
		3,936,466	5,789,926
	Computer Hardware — 0.1%
11,000	Dell Technologies Inc., Cl. C	812,958	1,348,600
5,500	HP Inc.	153,885	134,530
3,000	NETGEAR Inc.†	59,115	87,210
		1,025,958	1,570,340
	Industrials — 0.0%
4,500	Clarkson plc	199,403	201,677

	TOTAL COMMON STOCKS	1,021,337,269	1,989,866,963
			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.5%
245,000	Altaba Inc., Escrow†	$0	$330,750
4,285	Royce Global Trust Inc.	37,279	51,549
45,900	Royce Small-Cap Trust Inc.	610,121	690,795
700,000	SuRo Capital Corp.†	3,152,398	5,747,000
77,500	The Central Europe, Russia, and Turkey Fund Inc.	2,013,362	1,202,800
156,000	The New Germany Fund Inc.	2,109,793	1,862,640
		7,922,953	9,885,534
	TOTAL CLOSED-END FUNDS	7,922,953	9,885,534

	PREFERRED STOCKS — 0.0%
	Retail — 0.0%
48,000	QVC Group Inc., 8.000%, 03/15/31	1,863,280	329,760

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	12,395	51,858

	Diversified Industrial — 0.0%
379,000	Ampco-Pittsburgh Corp., expire 08/01/25†	258,897	7,201

	TOTAL WARRANTS	271,292	59,059

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable and Satellite — 0.0%
$200,000	AMC Networks Inc., 4.250%, 02/15/29	197,887	169,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$16,140,000	U.S. Treasury Bills, 4.211% to 4.330%††, 08/07/25 to 09/25/25	$16,008,193	$16,007,613

TOTAL INVESTMENTS — 100.0%		$1,047,600,874	2,016,317,929

Other Assets and Liabilities (Net)			3,172,295

PREFERRED STOCK (10,809,974 preferred shares outstanding)			(345,624,350)

NET ASSETS — COMMON STOCK (309,217,495 common shares outstanding)			$1,673,865,874

NET ASSET VALUE PER COMMON SHARE ($1,673,865,874 ÷ 309,217,495 shares outstanding)			$5.41

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	83.9%	$1,691,057,589
Europe	13.2	267,289,901
Latin America	1.2	23,878,015
Japan	1.2	23,490,909
Asia/Pacific	0.5	10,601,515
Total Investments	100.0%	$2,016,317,929

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $1,047,600,874)	$2,016,317,929
Cash	32,041
Receivable for investments sold	1,444,126
Dividends and interest receivable	3,684,807
Deferred offering expense	413,473
Prepaid expenses	8,062
Total Assets	2,021,900,438
Liabilities:
Foreign currency overdraft, at value (cost $3,751)	3,745
Distributions payable	289,928
Payable for investments purchased	271,173
Payable for investment advisory fees	1,644,231
Payable for payroll expenses	93,341
Payable for accounting fees	7,500
Series M Cumulative Preferred Stock, callable and mandatory redemption 03/26/27 (See Notes 2 and 7)	68,550,000
Series N Cumulative Preferred Stock, callable and mandatory redemption 12/26/25 (See Notes 2 and 7)	31,950,000
Other accrued expenses	100,296
Total Liabilities	102,910,214
Cumulative Preferred Stock, $0.001 par value:
Series G (5.000%, $25 liquidation value per share, 12,000,000 shares authorized with 2,392,242 shares issued and outstanding)	59,806,050
Series H (5.000%, $25 liquidation value per share, 8,000,000 shares authorized with 3,781,297 shares issued and outstanding)	94,532,425
Series K (5.000%, $25 liquidation value per share, 4,000,000 shares authorized with 3,631,435 shares issued and outstanding)	90,785,875
Total Preferred Stock	245,124,350
Net Assets Attributable to Common Stockholders	$1,673,865,874

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$722,314,031
Total distributable earnings	951,551,843
Net Assets	$1,673,865,874

Net Asset Value per Common Share:
($1,673,865,874 ÷ 309,217,495 shares outstanding at $0.001 par value;)	$5.41

Statement of Operations

For the six months ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $530,668)	$16,161,717
Interest	719,122
Total Investment Income	16,880,839
Expenses:
Investment advisory fees	9,757,620
Interest expense on preferred stock	2,300,488
Stockholder communications expenses	255,933
Custodian fees	119,097
Directors’ fees	117,167
Payroll expenses	86,344
Legal and audit fees	76,714
Shareholder services fees	62,952
Accounting fees	22,500
Shelf offering expense	11,615
Interest expense	3,781
Miscellaneous expenses	260,849
Total Expenses	13,075,060
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(1,422)
Expenses paid indirectly by broker (See Note 5)	(11,297)
Custodian fee credits	(2,083)
Total Reductions and Credits	(14,802)
Net Expenses	13,060,258
Net Investment Income	3,820,581

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	36,336,307
Net realized gain on foreign currency transactions	22,833
Net realized gain on investments and foreign currency transactions	36,359,140
Net change in unrealized appreciation/depreciation:
on investments	110,494,815
on foreign currency translations	189,938
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	110,684,753
Net Realized and Unrealized Gain on Investments and Foreign Currency	147,043,893
Net Increase in Net Assets Resulting from Operations	150,864,474
Total Distributions to Preferred Stockholders	(6,187,086)
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$144,677,388

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
Operations:
Net investment income	$3,820,581		$6,600,066
Net realized gain on investments and foreign currency transactions	36,359,140		115,385,536
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	110,684,753		79,277,311
Net Increase in Net Assets Resulting from Operations	150,864,474		201,262,913

Distributions to Preferred Stockholders from Accumulated Earnings	(6,187,086	)*	(13,375,339)

Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	144,677,388		187,887,574

Distributions to Common Stockholders:
Accumulated earnings	(25,846,923	)*	(114,913,640)
Return of capital	(66,463,517	)*	(67,494,603)
Total Distributions to Common Stockholders	(92,310,440)		(182,408,243)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	10,714,215		27,706,723
Net increase in net assets from repurchase of preferred shares	760,080		9,362,826
Offering costs for preferred shares charged to paid-in capital	—		(231,735)
Net Increase in Net Assets from Fund Share Transactions	11,474,295		36,837,814

Net Increase in Net Assets Attributable to Common Stockholders	63,841,243		42,317,145

Net Assets Attributable to Common Stockholders:
Beginning of year	1,610,024,631		1,567,707,486
End of period	$1,673,865,874		$1,610,024,631

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Cash Flows

June 30, 2025

Net increase in net assets attributable to common stockholders resulting from operations	$144,677,388

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(70,759,997)
Proceeds from sales of long term investment securities	143,044,228
Net sales of short term investment securities	15,075,810
Net realized gain on investments	(36,336,307)
Net change in unrealized appreciation on investments	(110,494,815)
Net amortization of discount	(714,032)
Increase in receivable for investments sold	(493,863)
Decrease in dividends and interest receivable	383,297
Increase in deferred offering expense	(6,170)
Decrease in prepaid expenses	26,747
Decrease in payable for investments purchased	(608,485)
Decrease in payable for investment advisory fees	(80,826)
Decrease in payable for payroll expenses	(11,623)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(304,192)
Net cash provided by operating activities	83,400,910

Net decrease in net assets resulting from financing activities:
Redemption of Series G 5.000% Cumulative Preferred Stock	(939,425)
Redemption of Series H 5.000% Cumulative Preferred Stock	(1,517,025)
Redemption of Series K 5.000% Cumulative Preferred Shares	(2,155,875)
Issuance of Series N 5.250% Cumulative Preferred Stock	2,500,000
Distributions to common stockholders	(92,310,166)
Repurchase of preferred shares	760,080
Decrease in payable to bank	(424,351)
Net increase in net assets from common shares issued upon reinvestment of distributions	10,714,215
Net cash used in financing activities	(83,372,547)
Net increase in cash	28,363
Cash (including foreign currency):
Beginning of year	(67)
End of period	$28,296

Supplemental disclosure of cash flow information:
Interest paid on preferred stock	$2,300,488
Interest paid on bank overdrafts	3,781
Increase in net assets from common shares issued upon reinvestment of distributions	10,714,215

The following table provides a reconciliation of cash foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2025:

Cash	$32,041
Foreign currency overdraft, at value	(3,745)
$28,296

See accompanying notes to financial statements

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024		2023	2022		2021		2020
Operating Performance:
Net asset value, beginning of year	$5.24		$5.19		$5.08	$6.41		$5.86		$5.88
Net investment income	0.01		0.02		0.04	0.03		0.04		0.04
Net realized and unrealized gain/(loss) on investments in securities, futures contracts, and foreign currency transactions	0.48		0.64		0.74	(0.71)		1.31		0.60
Total from investment operations	0.49		0.66		0.78	(0.68)		1.35		0.64

Distributions to Preferred Stockholders: (a)
Net investment income	(0.00	)*(b)	(0.01)		(0.01)	(0.00	)(b)	(0.01)		(0.01)
Net realized gain	(0.02	)*	(0.03)		(0.06)	(0.06)		(0.06)		(0.06)
Total distributions to preferred stockholders	(0.02)		(0.04)		(0.07)	(0.06)		(0.07)		(0.07)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.47		0.62		0.71	(0.74)		1.28		0.57

Distributions to Common Stockholders:
Net investment income	(0.01	)*	(0.05)		(0.03)	(0.02)		(0.03)		(0.04)
Net realized gain	(0.07	)*	(0.33)		(0.29)	(0.27)		(0.42)		(0.29)
Return of capital	(0.22	)*	(0.22)		(0.28)	(0.31)		(0.18)		(0.27)
Total distributions to common stockholders	(0.30)		(0.60)		(0.60)	(0.60)		(0.63)		(0.60)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	—		—		—	—		(0.10)		0.00 (b)
Increase/decrease in net asset value from common shares issued upon reinvestment of distributions	0.00	(b)	(0.00	)(b)	0.00 (b)	0.01		0.00	(b)	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.03		0.00 (b)	0.00	(b)	—		0.01
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.00	)(b)	—	—		(0.00	)(b)	—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		—		—	(0.00	)(b)	—		—
Total Fund share transactions	0.00	(b)	0.03		0.00 (b)	0.01		(0.10)		0.01

Net Asset Value, End of Period	$5.41		$5.24		$5.19	$5.08		$6.41		$5.86
NAV total return †	9.27%		12.80%		14.83%	(11.17)%		22.31%		13.25%
Market value, end of period	$5.82		$5.38		$5.08	$5.48		$7.19		$6.27
Investment total return ††	14.24%		18.32%		3.78%	(15.60)%		28.83%		16.59%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,019,490		$1,957,761		$2,001,400	$1,931,241		$2,382,135		$1,977,843
Net assets attributable to common shares, end of period (in 000’s)	$1,673,866		$1,610,025		$1,567,707	$1,506,193		$1,870,648		$1,534,206
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.48	%(c)	0.40%		0.61%	0.46%		0.57%		0.81%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2025		Year Ended December 31,
	(Unaudited)		2024	2023	2022	2021	2020
Ratio of operating expenses to average net assets attributable to common shares: before fee reductions (d)(e)	1.63	%(c)	1.59%	1.62%	1.58%	1.37%	1.48%
Ratio of operating expenses to average net assets attributable to common shares: net of fee reductions, if any (d)(f)	1.62	%(c)	1.59%	1.62%	1.52%	1.37%	1.48%
Portfolio turnover rate	4%		8%	9%	9%	12%	13%

Cumulative Preferred Stock:
Auction Rate Series C Preferred (g)
Liquidation value, end of period (in 000’s)	—		—	$62,300	$62,300	$62,300	$62,300
Total shares outstanding (in 000’s)	—		—	2	2	2	2
Liquidation preference per share	—		—	$25,000	$25,000	$25,000	$25,000
Liquidation value (h)	—		—	$25,000	$25,000	$25,000	$25,000
Asset coverage per share (i)	—		—	$115,370	$113,590	$116,432	$111,456

Auction Rate Series E Preferred (j)
Liquidation value, end of period (in 000’s)	—		—	$27,700	$27,700	$27,700	$27,700
Total shares outstanding (in 000’s)	—		—	1	1	1	1
Liquidation preference per share	—		—	$25,000	$25,000	$25,000	$25,000
Liquidation value (h)	—		—	$25,000	$25,000	$25,000	$25,000
Asset coverage per share (i)	—		—	$115,370	$113,590	$116,432	$111,456

5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$59,806		$60,745	$63,016	$65,060	$69,491	$69,491
Total shares outstanding (in 000’s)	2,392		2,430	2,521	2,602	2,780	2,780
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	$21.13		$22.07	$22.11	$23.59	$25.66	$25.25
Asset coverage per share (i)	$146.08		$140.75	$115.37	$113.59	$116.43	$111.46

5.000% Series H Preferred
Liquidation value, end of period (in 000’s)	$94,532		$96,049	$102,079	$103,195	$104,322	$104,322
Total shares outstanding (in 000’s)	3,781		3,842	4,083	4,128	4,173	4,173
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	$21.17		$22.10	$22.15	$23.58	$25.55	$25.30
Asset coverage per share (i)	$146.08		$140.75	$115.37	$113.59	$116.43	$111.46

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
5.450% Series J Preferred (l)
Liquidation value, end of period (in 000’s)	—	—	—	—	$80,000	$80,000
Total shares outstanding (in 000’s)	—	—	—	—	3,200	3,200
Liquidation preference per share	—	—	—	—	$25.00	$25.00
Average market value (k)	—	—	—	—	$26.03	$26.00
Asset coverage per share (i)	—	—	—	—	$116.43	$111.46

5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$90,786	$92,942	$95,273	$98,243	$99,825	$99,825
Total shares outstanding (in 000’s)	3,631	3,718	3,811	3,930	3,993	3,993
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	$21.19	$22.10	$22.24	$23.70	$26.40	$25.86
Asset coverage per share (i)	$146.08	$140.75	$115.37	$113.59	$116.43	$111.46

4.250% Series M Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$68,550	$68,550	$68,550	$68,550	$67,850	—
Total shares outstanding (in 000’s)	686	686	686	686	679	—
Liquidation preference per share	$100.00	$100.00	$100.00	$100.00	$100.00	—
Average market value (k)	$100.00	$100.00	$100.00	$100.00	$100.00	—
Asset coverage per share (i)	$584.30	$563.00	$461.48	$454.36	$465.72	—

5.250% Series N Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$31,950	$29,450	$14,775	—	—	—
Total shares outstanding (in 000’s)	320	295	148	—	—	—
Liquidation preference per share	$100.00	$100.00	$100.00	—	—	—
Average market value (k)	$100.00	$100.00	$100.00	—	—	—
Asset coverage per share (i)	$584.30	$563.00	$461.48	—	—	—
Asset Coverage (m)	584%	563%	461%	454%	466%	446%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented there was no material impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 1.34%, 1.32%, 1.27%, 1.24%, 1.10%, and 1.10%, respectively.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2025 and the years ended December 31, 2024, 2023, 2022, 2021, and 2020 would have been 1.34%, 1.31%, 1.27%, 1.20%, 1.10%, and 1.10%, respectively.
(g)	The Fund redeemed and retired all of the 2,492 shares of Series C Preferred Stock on June 26, 2024.
(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(i)	Asset coverage per share is calculated by combining all series of preferred stock.
(j)	The Fund redeemed and retired all of the 1,108 shares of Series E Preferred Stock on June 28, 2024.
(k)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

(l)	The Fund redeemed and retired all of the 3,200,000 shares of Series J Preferred Stock on January 31, 2022.
(m)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) was incorporated on May 20, 1986 in Maryland. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 21, 1986.

The Fund’s primary objective is long term growth of capital with income as a secondary objective. The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Computer Software and Services	$35,715,189	$100	—	$35,715,289
Energy and Utilities	72,681,121	—	$0	72,681,121
Equipment and Supplies	160,544,851	60,900	—	160,605,751
Health Care	72,986,867	—	0	72,986,867
Manufactured Housing and Recreational Vehicles	5,646,932	1,359,475	—	7,006,407
Real Estate	19,356,307	42,765	200	19,399,272
Telecommunications	40,730,439	385,000	12,718	41,128,157
Other Industries (b)	1,580,344,099	—	—	1,580,344,099
Total Common Stocks	1,988,005,805	1,848,240	12,918	1,989,866,963
Closed-End Funds	9,554,784	330,750	—	9,885,534
Preferred Stocks (b)	329,760	—	—	329,760
Warrants (b)	59,059	—	—	59,059
Convertible Corporate Bonds (b)	—	169,000	—	169,000
U.S. Government Obligations	—	16,007,613	—	16,007,613
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,997,949,408	$18,355,603	$12,918	$2,016,317,929

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2025, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of June 30, 2025, the Fund had no open positions in futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Series M and Series N Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund held no restricted securities.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, 5.000% Series K Cumulative Preferred Stock, 4.250% Series M Cumulative Preferred Stock, and 5.250% Series N Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$18,686,237	$2,174,979
Net long term capital gains	96,227,403	11,200,360
Return of capital	67,494,603	—
Total distributions paid	$182,408,243	$13,375,339

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,066,630,908	$1,027,185,749	$(77,498,728)	$949,687,021

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2025, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Bel Fuse Inc., Gray Media, Inc., and Ryman Hospitality Properties, Inc., and the Adviser reduced its fee with respect to such securities by $1,422.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $71,617,464 and $142,704,224, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2025, aggregated $122,129,080 and $137,204,890, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $11,297.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued 22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2025, the Fund accrued $86,344 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Directors and certain Interested Directors, plus specified amounts to the Lead Director, Audit Committee Chairman, and Nominating Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2025, there were no borrowings outstanding under the line of credit.

7. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	1,972,827	$10,714,215	5,190,774	$27,706,723

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series G, Series H, Series K, Series M, and Series N Preferred Stock at redemption prices of $25, $25, $25, $100, and $100 respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027, and have a mandatory redemption date on March 26, 2032.

On January 31, 2022, the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends to the Redemption Date.

On December 28, 2023, February 29, 2024, and June 26, 2024, the Fund issued 147,750 shares, 190,500 shares, and 11,750 shares, respectively, of 5.25% Series N Preferred, receiving total net proceeds of $34,900,000 after the deduction of estimated offering expenses of $100,000. The Series N Preferred has a liquidation value of $100 per share, is puttable in the 60-day period ending June 26, 2025, and has a mandatory redemption date of December 26, 2025. On June 26, 2024, December 26, 2024, and June 26, 2025, shareholders put 25,500, 30,000, and 25,000 Series N Preferred shares, respectively, at the liquidation preference of $100 per share.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that was generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C and Series E Preferred Stock for which they submitted sell orders. Therefore, the weekly auctions failed, and the dividend rate had been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. On January 5, 2024, the Fund concluded a tender offer for the Series C and Series E Preferred Stock. Shareholders tendered 2,435 shares of Series C Preferred and 894 shares of Series E Preferred, at the Purchase Prices of $22,500 per share plus accrued and unpaid dividends. On June 26, 2024, and June 28, 2024, the Fund redeemed all Series C Preferred Stock and Series E Preferred Stock, respectively, at the redemption prices of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series G, Series H and Series K Preferred Stock and may redeem the Series M Preferred at any time after March 26, 2027, at its liquidation price plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Fund repurchased 36,183 and 90,808 Series G Preferred, 61,881 and 241,182 Series H Preferred, and 85,409 and 93,251 Series K Preferred,

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

at discounts of 16.9% and 13.3%, 16.8% and 7.9%, and 16.0% and 11.6%, respectively, from their liquidation preferences of $25 per share.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2025	Net Proceeds	2025 Dividend Rate Range	Dividend Rate at 6/30/2025	Accrued Dividends at 6/30/2025
G 5.000%	August 1, 2012	12,000,000	2,392,242	$69,407,417	Fixed Rate	5.000%	$44,204
H 5.000%	September 28, 2012	8,000,000	3,781,297	100,865,695	Fixed Rate	5.000%	77,420
K 5.000%	December 16, 2019	4,000,000	3,631,435	96,525,000	Fixed Rate	5.000%	117,295
M 4.250%	Various	—	685,500	67,745,574	Fixed Rate	4.250%	32,371
N 5.250%	Various	—	319,500	34,900,000	Fixed Rate	5.250%	18,638

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2025, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 12, 2025 – Final Results

The Fund’s Annual Meeting of Stockholders was held on May 12, 2025. At that meeting, common and preferred stockholders, voting together as a single class, re-elected Mario J. Gabelli, Leslie F. Foley, and William F. Heitmann as Directors of the Fund, with 215,858,217 votes, 215,522,350 votes, and 215,766,744 votes cast in favor of these Directors, and 5,787,207 votes, 6,123,074 votes, and 5,878,680 votes withheld for these Directors, respectively, and elected Eileen Cheigh Nakamura as a Director of the Fund, with 215,925,419 votes cast for this Director and 5,720,005 votes withheld for this Director.

Elizabeth C. Bogan, James P. Conn, Frank J. Fahrenkopf, Jr., Michael Ferrantino, Laura Linehan, Agnes Mullady, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI EQUITY TRUST INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Equity Trust Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Joseph Gabelli rejoined GAMCO Investors, Inc. in 2018 after serving as a data strategy consultant for Alt/S, an early stage Boston based healthcare, media, and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, he served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare, and consumer discretionary sectors. Mr. Gabelli holds a BA from Boston College and an MBA degree from Columbia Business School, where he graduated with Dean’s Honors and Distinction.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

Daniel Barasa, joined Gabelli Funds in 2022 as an analyst covering the pharmaceuticals, insurance, value-based care and life sciences (CROs) industries. Previously, he worked as an actuary at Cigna and New York Life. Mr. Barasa graduated summa cum laude from Berea College with a BA in Economics and Mathematics and holds an MBA from Harvard Business School. He is also a Fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

Lieutenant Colonel G. Anthony (Tony) Bancroft, USMCR, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer
in Economics,
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Ferrantino
Chief Executive Officer,
InterEx, Inc.

Leslie F. Foley
Attorney

William F. Heitmann
Former Senior Vice President
of Finance,
Verizon Communications, Inc.

Laura Linehan
Former Portfolio Manager,
Gabelli Funds, LLC

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Eileen Cheigh Nakamura
Former Vice President,
Pfizer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

Carter W. Austin
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2025

GABELLI
FUNDS

THE GABELLI EQUITY TRUST INC.

GAB

Semiannual Report
June 30, 2025

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 (a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 13, 2025, the Board of Directors (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.

The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered the short- and long-term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other closed-end funds included in the Lipper peer category. The Board noted that the Fund’s total return performance was below the average of a select group of peers for the one, three-, five-, and ten-year periods ended December 31, 2024. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members considered the Adviser’s fee structure as compared to that of the Adviser’s affiliate, GAMCO, for services provided to institutional and high net worth accounts and in connection with sub-advisory arrangements, noting that the service level for GAMCO accounts and sub-advisory relationships is materially different than the services provided by the Adviser to its registered funds and investors in such funds, which is reflected in the difference in fee structure. The Independent Board Members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the other non-advisory expenses paid by the Fund are above the average and median for the Fund’s peer group category and above the average and the median for a select group of peers, and that management fee, gross advisory fee and total expenses were above the average and median of the peer group range and a select group of peers. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members concluded that the advisory fee is not excessive based upon the qualifications, experience, reputation, and performance of the Adviser and the other factors considered.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2024. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has continued to increase its resources devoted to Fund matters, including portfolio management resources, in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was not excessive.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Fund Complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2025 through 01/31/2025	Common – N/A Preferred Series K –8,147 Preferred Series G – 3,595 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $21.39 Preferred Series G – $21.17 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – 8,147 Preferred Series G – 3,595 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A

Common – 307,244,668

Preferred Series K – 3,716,570 - 8,147 = 3,708,423

Preferred Series G – 2,428,425 - 3,595 = 2,424,830

Preferred Series H – 3,841,978

Preferred Series M – 685,500

Preferred Series N – 344,500

Month #2 02/01/2025 through 02/28/2025	Common – N/A Preferred Series K – N/A Preferred Series G – 2,599 Preferred Series H – 21,759 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $21.31 Preferred Series G – $21.18 Preferred Series H – $21.87 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 2,599 Preferred Series H – 21,759 Preferred Series M – N/A Preferred Series N – N/A

Common – 307,244,668

Preferred Series K – 3,708,423 - 24,760 = 3,683,663

Preferred Series G – 2,424,830 - 2,599 = 2,422,231

Preferred Series H – 3,841,978

Preferred Series M – 685,500

Preferred Series N – 344,500

Month #3 03/01/2025 through 03/31/2025	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – 900 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – $21.86 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – N/A Preferred Series H – 900 Preferred Series M – N/A Preferred Series N – N/A	Common – 308,158,264 Preferred Series K – 3,683,663 Preferred Series G – 2,422,231 Preferred Series H – 4,061,401 - 900 = 4,060,501 Preferred Series M – 685,500 Preferred Series N – 344,500
Month #4 04/01/2025 through 04/30/2025	Common – N/A Preferred Series K –22,661 Preferred Series G – 29,989 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $20.85 Preferred Series G – $20.72 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K –22,661 Preferred Series G – 29,989 Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A

Common –308,158,264

Preferred Series K – 3,683,663 - 22,661 = 3,661,002

Preferred Series G – 2,422,231 - 29,989 = 2,392,242

Preferred Series H – 3,841,978

Preferred Series M – 685,500

Preferred Series N – 344,500

Month #5 05/01/2025 through 05/31/2025	Common – N/A Preferred Series K – 2,400 Preferred Series G – N/A Preferred Series H – 18,132 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $20.80 Preferred Series G – N/A Preferred Series H – $20.96 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – 2,400 Preferred Series G – N/A Preferred Series H – 18,132 Preferred Series M – N/A Preferred Series N – N/A

Common – 308,158,264

Preferred Series K – 3,661,002 - 2,400 = 3,658,602

Preferred Series G – 2,392,242

Preferred Series H – 3,841,978 - 18,132 = 3,823,846

Preferred Series M – 685,500

Preferred Series N – 344,500

Month #6 06/01/2025 through 06/30/2025	Common – N/A Preferred Series K – 27,441 Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $21.72 Preferred Series G – N/A Preferred Series H – $20.65 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – 27,441 Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A Preferred Series N – N/A

Common – 309,217,495

Preferred Series K – 3,658,602 - 27,441 = 3,631,161

Preferred Series G – 2,392,242

Preferred Series H – 3,823,846 - 43,749 = 3,780,097

Preferred Series M – 685,500

Preferred Series N – 319,500

Total	Common – N/A Preferred Series K – 85,409 Preferred Series G – 36,183 Preferred Series H – 61,881 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – $21.09 Preferred Series G – $20.93 Preferred Series H – $20.75 Preferred Series M – N/A Preferred Series N – N/A	Common – N/A Preferred Series K – 85,409 Preferred Series G – 36,183 Preferred Series H – 61,881 Preferred Series M – N/A Preferred Series N – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.